Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (76,038)	$ (98,908)	$ (67,362)
Adjustments for:
Depreciation expenses	97,798	93,875	93,776
Amortization expenses	579	932	1,043
Impairment losses (reversal of impairment losses)	4,338	3,568	(120)
Share-based payments	26,324	37,907	5,038
Listing expense	0	178,804	0
Finance costs	11,925	12,671	11,088
Finance income	(2,946)	(2,942)	(625)
Loss on disposals of property, plant and equipment	1,642	0	0
Other losses, net	615	973	315
(Gain) loss on financial liabilities at fair value through profit or loss	(16,117)	(205,938)	7,465
Share of loss of investments accounted for using equity method	1,221	0	0
Income tax expense	0	2	0
Changes in operating assets and liabilities:
Increase in trade receivables	(1,483)	(41)	(3,669)
Decrease (increase) in inventories	21,709	(44,609)	21,200
Decrease (increase) in other assets	9,741	(5,128)	(7,246)
(Decrease) increase in notes and trade payables	(762)	(14,379)	23,388
(Decrease) increase in contract liabilities	(1,359)	(5,788)	5,213
Decrease in provisions for product warranty	(2,575)	(7,580)	(1,932)
(Decrease) increase in other liabilities	(6,723)	1,379	3,422
Cash generated from (used in) operations	67,889	(55,202)	90,994
Interest income received	2,946	2,942	669
Interest expense paid	(11,682)	(12,530)	(10,906)
Income tax refund received	(58)	0	37
Net cash generated from (used in) operating activities	59,095	(64,790)	80,794
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisitions of property, plant and equipment	(117,816)	(123,102)	(127,739)
Proceeds from disposals of property, plant and equipment	1,549	418	3,075
Payments for acquisitions of intangible assets	(466)	(590)	(667)
Payments for acquisitions of investments accounted for using equity method	(18,900)	0	0
Refundable deposits paid	(462)	(147)	(323)
Decrease in time deposits with original maturities of more than three months	0	26,479	82,822
(Increase) decrease in restricted deposits	(531)	(4,160)	1,314
Net cash used in investing activities	(136,626)	(101,102)	(41,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the Mergers (Note 4)	0	32,145	0
Proceeds from PIPE Investments (Note 17)	0	294,820	0
Proceeds from bank loans	155,069	173,372	123,729
Repayments of bank loans	(127,221)	(90,647)	(42,630)
Repayments of bonds	0	(102,594)	0
Dividends paid for redeemable preferred shares	0	(2,094)	(7,000)
Payments for redemption of redeemable preferred shares	0	(106,055)	0
Guarantee deposits received	0	335	0
Guarantee deposits refunded	(62)	0	(103)
Repayments of the principal portion of lease liabilities	(12,635)	(12,886)	(12,232)
Net cash generated from financing activities	15,151	186,396	61,764
Effects of exchange rate changes on cash and cash equivalents	165	(1,833)	(2,653)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(62,215)	18,671	98,387
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	236,100	217,429	119,042
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 173,885	$ 236,100	$ 217,429